UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                              		[ ] adds new holdings
                              	            entries.

Institutional Investment Manager Filing this Report:
      Name: 	            Commonwealth Equity Services, LLP, d/b/a
                            Commonwealth Financial Network
      Address: 	            29 Sawyer Rd.
		            Waltham, MA 02453

      Form 13F File Number: 28-13650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brendan Daly
Title: Legal and Compliance Counsel
Phone: 781-529-9107

Signature, 		Place, 			and Date of Signing:
Brendan Daly		Waltham, MA 		October 25, 2010

Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $160,284 (thousands)

List of Other Included Managers: NONE

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
	FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER    VOTING AUTHORITY

NAME OF ISSUER               TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS  SOLE  SHARED  NONE


EATON VANCE LTD DUR INCOME F COM                27828H105     3404  207,327   SH       SOLE                 0       0      0
EATON VANCE TAX MNG GBL DV E COM                27829F108     3207  293,160   SH       SOLE                 0       0      0
ISHARES TR                   BARCLYS 1-3YR CR   464288646    24364  231,940   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL1000GRW     464287614    29009  564,716   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL1000VAL     464287598    28197  478,012   SH       SOLE		    0       0      0
ISHARES TR INDEX             RUSL 2000 GROW     464287648     1476   19,757   SH       SOLE		    0       0      0
ISHARES TR INDEX             RUSL 2000 VALU     464287630     7584  122,356   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL MCP GR     464287481     1909   38,331   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL MCP VL     464287473     8648  214,221   SH       SOLE                 0       0      0
SPDR SERIES TRUST            BRCLYS SHRT ETF    78464A425    10973  451,199   SH       SOLE                 0       0      0
SPDR SERIES TRUST            NUVN BRCLY         78464A458    10243  434,988   SH       SOLE                 0       0      0
SPDR SERIES TRUST            BRCLYS YLD ETF	78464A417     4200  104,982   SH       SOLE                 0       0      0
VANGUARD INTL EQUITY INDEX F EMR MKT ETF        922042858     5096  112,155   SH       SOLE                 0       0      0
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF     921943858    14818  429,282   SH       SOLE                 0       0      0
VANGUARD INDEX FDS           REIT ETF		922908553     7149  137,277   SH       SOLE                 0       0      0
